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                                                             File Number 28-630

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   June 30, 2000
                                                ------------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Financial Services, Inc.

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Financial Services, Inc.

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:


1.    John Hancock Financial Services, Inc.
      -----------------------------------------------------
2.    John Hancock Life Insurance Company
      -----------------------------------------------------
3.    Maritime life Assurance
      -----------------------------------------------------
4.    Venture Capital Management
      -----------------------------------------------------
5.    Capital Growth Management
      -----------------------------------------------------
6.
      -----------------------------------------------------
7.
      -----------------------------------------------------
8.
      -----------------------------------------------------

John Hancock Financial Services, Inc. (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was renamed
                                       John Hancock Life Insurance Company and became the direct, wholly-owned subsidiary of John Hancock Financial Services, Inc.)
June 30, 2000

    Item 1                 Item 2        Item 3        Item 4      Item 5           Item 6            Item 7          Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        Fair      Principal  Investment Direction:   Manager Voting Authority-Shares
Name of Issuer             Class        Cusip           Market      or #     Sole  Shared/  Shared/          Sole    Shared    None
                                                        Value     of Shares         Aff      Oth


Aber Resources, LTD           COM          002916-10-4      76,545      8,100        X                 3                8,100
Abitibi Cons                  COM          003924-10-7     913,921     66,467        X                 3               66,467
Able Telecom                  COM          003712-30-4     591,222    286,653  X                       1     286,653
Agnico Eagle Mines, Ltd.      COM          008474-10-8      77,190      8,300        X                 3                8,300
Agrium Inc                    COM          008916-10-8     213,512     16,812        X                 3               16,812
Air Canada                    CL A NVTG    008911-30-7     109,613      6,228        X                 3                6,228
Alberta Energy Co.            COM          012873-10-5     925,181     21,147        X                 3               21,147
Alcan Aluminium, ltd          COM          013716-10-5   1,395,233     32,900        X                 3               32,900
Alliance Atlantis             COM          01853E-20-4      51,975      2,700        X                 3                2,700
Alliance Forst. Prod.         COM          01859J-10-8      81,000      4,500        X                 3                4,500
Ampex Corp.                   COM          032092-10-8     314,624    186,411  X                       1     186,411
Architel Sys Corp.            COM          039917-10-9      89,470      2,300        X                 3                2,300
Ballard Power Systems         COM          05858H-10-4   1,970,000     13,300        X                 3               13,300
Bank of Montreal              COM          06367-11-01   4,112,500     65,800        X                 3               65,800
Barrick Gold Corp             COM          06790-11-08   1,593,177     59,558        X                 3                59558
Beard Company                 COM          07384R-10-1     565,573    312,040  X                       1     312,040
BCE, Inc.                     COM          05534B-10-9   4,612,140    131,400        X                 3              131,400
Bell Canada Intl.             COM          077914-10-9     133,300      3,100        X                 3                3,100
Bema Gold Corp.               COM          08135F-10-7      16,224     20,800        X                 3               20,800
Benton Oil & Gas              COM          083288-10-0   1,054,688    375,000  X                       1              375,000
Bid.Com                       COM          088788-10-4      30,856      7,600        X                 3                7,600
Biochem Pharma                COM          09058T-10-8     550,240     15,200        X                 3               15,200
Biomira, Inc.                 COM          09161R-10-6      97,200      7,200        X                 3                7,200
Brookfield PPTYS              COM          112900-10-5     184,710      9,400        X                 3                9,400
Budget Group, Inc.            COM          119003-10-1   5,406,551  1,310,679  X                       1     1310679
Call-Net Enterprises          Cl B NV      130910-20-1       9,984      2,600        X                 3                2,600
Cambior, Inc.                 COM          13201L-10-3       7,420     10,600        X                 3               10,600
Cameco Corp.                  COM          13321L-10-8     153,850      8,500        X                 3                8,500
Canadian 88 Energy            COM          13566G-50-9      60,085     19,700        X                 3               19,700
Canadian Nat'l Railway        COM          136375-10-2   2,719,610     63,100        X                 3               63,100
Canadian Pacific LTD          COM          135923-10-0   2,425,050     63,400        X                 3               63,400
Canadian Occidental Petroleum COM          136420-10-6     714,670     17,800        X                 3               17,800
Canyon Resources              COM          138869-10-2      41,000    217,201  X                       1     217,201
CGI Group Inc.                COM          39945C-10-9     330,000     10,600        X                 3               10,600
Celestica, Inc.               Sub VTG      15101Q-10-8   1,766,450     24,500        X                 3               24,500
Chieftan Interl, Inc.         COM          16867C-10-1      68,640      2,400        X                 3                2,400
Cinar Corp.                   Sub VTG      171905-30-0      52,785      5,100        X                 3                5,100
Cinram, Ltd.                  COM          17252T-10-5      78,960      8,400        X                 3                8,400
Clearnet Comm.                COM          184902-10-4     241,900      5,900        X                 3                 3400
Coastal Corp                  COM          190441-10-5      43,221        710  X                       1         710
Cognicase Inc.                COM          192423-10-1      65,040      2,400        X                 3                2,400
Coinstar Inc.                 COM          19259P-30-0     352,188     35,000  X                       1       35000
Cominco                       COM          200435-10-5     146,520      7,200        X                 3                7,200
Concord Comm.                 COM          206186-10-8     132,744      3,329  X                       1        3329
Corel Corp.                   COM          21868Q-10-9      56,925      9,900        X                 3                9,900
Cott                          COM          22163N-10-6      80,100      9,000        X                 3                9,000
Counsel Corp.                 COM          22226R-10-2      13,340      2,900        X                 3                2,900
Cytex                         COM          232946-10-3      55,617      1,042  X                       1        1042
Delta & Pine Land             COM          247357-10-6 103,283,509  4,128,764  X                       1     4128764
Descartes Systems             COM          249906-10-8     281,600      6,400        X                 3                6,400
Dia Met Minerals              Cl B ML VTG  25243K-30-7      60,795      6,300        X                 3                 6300
Domtar Inc.                   COM          257561-10-0     239,181     17,395        X                 3               17,395
Dorel Industries              COM          25822C-20-5     139,000      4,300        X                 3                4,300
Echo Bay Mines                COM          278751-10-2       3,052     21,200        X                 3               21,200
Enbridge Inc.                 COM          29250N-10-5   2,036,880     65,600        X                 3               65,600
Encal Energy Ltd              COM          29250D10-7      109,040     11,600        X                 3               11,600
Evergreen Resources           COM          299900-30-8  59,438,859  2,006,375  X                       1     2006375
Excite At Home                COM          300904-10-9      23,546      8,372        X                 3                 8372
Extendicare Inc.              COM          30224T-87-1      17,664      9,200        X                 3                9,200
Fahnestock Viner Hld          COM          302921-10-1      49,680      1,800        X                 3                1,800
Fed. Agri. Mtg. Corps.        COM          313148-10-8     685,000     40,000  X                       1       40000
Federated Dept Stores         COM          31410H-10-1   1,206,376     35,547  X                       1       35547
Federated Dept Stores         warr cl d    31410H-12-7     292,541      8,620  X                       1        8620
Four Seasons Hotels           sub vtg shs  35100E10-4        9,579      3,406        X                 3                3,406
Furr's/Bishop's               COM          361115-50-4   4,451,000  1,095,598  X                       1     1095598
Glamis Gold, Ltd.             COM          376775-10-2      20,344     10,500        X                 3                10500
Golden State Vintners         COM          38121K-20-8   1,852,298    658,595  X                       1      658595
GTE                           COM          362320-10-3     193,916     68,948  X                       1       68948
Guidant Corp.                 COM          401698-10-5     126,000      2,468  X                       1        2468
Gulf Cda Resources            Ordinary     40218L-30-5     362,960     52,603        X                 3               52,603
Hollinger                     COM          43556c-60-6      23,850      1,800        X                 3                1,800
Hummingbird Commun            COM          44544R-10-1     156,600      2,700        X                 3                2,700
IMAX Corp.                    COM          45245E-10-9      99,900      3,000        X                 3                3,000
Imperial Oil, LTD             COM          453038-40-8     706,551     19,545        X                 3               19,545
Inco Ltd.                     COM          453258-40-2     621,980     27,400        X                 3               27,400
Inco Ltd.                     CL VBN       453258-70-9      16,247      2,425        X                 3                2,425
Informix Corp.                COM          456779-10-7     218,000     25,538        X                 4               25,538
Intertape Plymr Grp           COM          460919-10-3     108,150      4,200        X                 3                4,200
Intrawest Corp.               COM          460915-20-0     183,300      6,500        X                 3                6,500
IPSCO Inc.                    COM          462622-10-1     112,545      6,100        X                 3                6,100
K-Swiss, Inc                  COM          482686-10-2   3,187,500    200,000  X                       1     200,000
Kinross Gold Corp             COM          496902-10-7      59,268     44,900  X     X                1/3    121,737   39,100
LTV Corp                      COM          501921-10-0     339,371     62,413  X                       1       62413
Laidlaw, Inc.                 COM          50730K-50-3      26,014     49,084        X                 3               49,084
Eli Lilly & Co.               COM          532457-10-8      90,119      1,404  X                       1        1404
LodgeNet Entertainment        COM          540211-10-9   2,040,000     80,000  X                       1       80000
Loewen Group, Inc.            COM          54042L-10-0       9,184     11,200        X                 3               11,200
MDC Comm.                     COM          55267W-30-9      34,840      2,600        X                 3                2,600
MacKenzie Financial           COM          554531-10-3     359,000     19,200        X                 3               19,200
Macmillan Bloedel             COM          554783-20-9     427,200     19,700        X                 3               19,700
Magna Intl. Inc.              CL A SV      559222-40-1     813,735     11,700        X                 3               11,700
MediaOne                      COM          58440J-10-4     326,000      4,787  X                       1        4787
Meridian Gold Inc.            COM          589975-10-1      99,900     11,100        X                 3               11,100
Methanex                      COM          59151K-10-8      94,050     19,000        X                 3               19,000
Mitel Corporation             COM          606711-10-9     528,390     17,100        X                 3               17,100
Moore Corp, LTD               COM          615785-10-2      50,806     13,300        X                 3               13,300
Nabors Industries, Inc.       COM          629568-10-6  29,045,850    699,900  X                       1      699900
Nortel Networks               COM          656569-10-0   8,724,000    445,910        X                 3               445910
Nova Chemicals                COM          66977W-10-9     668,494     21,495        X                 3                21495
Numac Energy                  COM          67052A-10-3      55,000     11,000        X                 3                11000
Ocean Energy, Inc.            COM          674812-20-1  17,393,549  1,225,977  X                       1     1225977
Open Text Corp.               COM          683715-10-6      99,975      3,100        X                 3                3,100
Pan American Silver           COM          697900-10-8      27,300      5,200        X                 3                5,200
Penny J. C.                   COM          708160-10-6   1,822,657      9,453  X                       1        9453
Petro-Canada                  COM          71644E-10-2   2,098,635     75,900        X                 3               75,900
Placer Dome Inc.              COM          725906-10-1     685,270     49,300        X                 3               49,300
Potash Corp of Sask           COM          73755L-10-7     631,800      7,800        X                 3                7,800
Precision Drilling            COM          74022D-10-0     413,899      7,236        X                 3                7,236
Premdor Inc.                  COM          74046P-10-5     413,899      7,200        X                 3                7,200
PSC, Inc.                     COM          69361E-10-7   3,380,000    422,500  X                       1      422500
QLT Phototherapeut            COM          746927-10-2   1,150,000     10,000        X                 3               10,000
Quebecor Printing             COM          748203106       310,400     12,800        X                 3                12800
R&B Falcon Corp.              COM          74912E-10-1  38,097,072  1,621,152  X                       1     1621152
RH Phillips                   COM          749573-10-1   3,787,841  1,346,788  X                       1     1346788
Ranger Oil, Ltd.              COM          752805-10-1     150,084     18,998        X                 3               18,998
Research In Motion            COM          760975-10-2     248,000      7,600        X                 3                7,600
Rio Algom, Ltd.               COM          766889-10-9     157,430      9,100        X                 3                9,100
Rogers Cantel MOB             COM          775102-20-5     132,975      2,700        X                 3                2,700
Rogers Comm.                  COM          775109-20-0     780,270     18,600        X                 3               18,600
Royal Bank CDA                COM          780087-10-2   5,461,575     72,100        X                 3               72,100
Royal Group Tech              COM          779915-10-7     362,560     10,300        X                 3               10,300
Seagrams LTD                  COM          811850-10-6   4,297,800     49,400        X                 3               49,400
Shaw Corp.                    CL B NVT     82028K-20-0     986,303     27,022        X                 3               27,022
Simon Property                COM          828806-10-9     106,948     38,026  X                       1       38026
Snyder Oil Corp.              COM          80218K105     1,978,307    703,398  X                       1      703398
Speciality Equip. Corp.       COM          847497-20-3   1,195,313    425,000  X                       1      425000
Steinway Musical Inst.        COM          858495-10-4   4,341,243  1,543,553  X                       1     1543553
Suncor Inc.                   COM          867229-10-6   1,138,860     33,300        X                 3               33,300
Suiza Foods Corp.             COM          865077-10-1   4,846,629  1,723,246  X                       1     1723246
Talisman Energy Inc.          COM          87425E-10-3   1,020,632     20,808        X                 3               20,808
Tangram Enterprise            COM          875924-10-2       1,155        770  X                       1         770
Teleglobe Inc.                COM          87941V-10-0     597,830     19,100        X                 3               19,100
Telesystem Intl.              Sub VTG      879946-10-1     332,000     11,400        X                 3               11,400
Tesco Corp.                   COM          88157K-10-1      72,480      4,800        X                 3                4,800
Toronto-Dominion Bk           COM          891160-50-9   5,745,600    159,600        X                 3              159,600
TransCanada Pipelines         COM          893526-10-3   3,882,374    343,573        X                 3              343,573
Trizec Hahn Corp              COM          896938-10-7      63,636     22,626        X                 3                22626
TVX Gold, Inc.                COM          83708K-10-1      41,000     29,900        X                 3               29,900
United Dominion Inds.         COM          909914-10-3     147,999      5,873        X                 3                5,873
U.S. West                     COM          91273H-10-1     257,000      4,369  X                       1        4369
Walker Interactive Systems    COM          931664-10-6     122,819     43,669  X                       1       43669
Westcoast Energy Inc.         COM          95751D-10-2     829,920     36,400        X                 3                36400
Western Star Truck            COM          95960H-10-0      39,845      1,300        X                 3                 1300

TOTALS                                                 368,354,491 23,804,406

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